PRINCIPLES OF CONSOLIDATION (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Variable interest entity information
Net revenue	¥ 1,110,690	¥ 744,291
Net income (loss)	(210,357)	(206,773)
Net cash provided by (used in) operating activities	(161,056)	(122,570)
Net cash used in investing activities	(1,229,408)	(863,792)
Net cash provided by (used in) financing activities	805,108	847,322
VIEs
Variable interest entity information
Net revenue	1,010,033	413,567
Net income (loss)	(9,024)	44,014
Net cash provided by (used in) operating activities	(20,925)	59,018
Net cash used in investing activities	(65,437)	(83,804)
Net cash provided by (used in) financing activities	(109,588)	277,018
Costs for outsourcing and other services provided by other entities within the Company	¥ 548,902	¥ 189,715